Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

19. SEGMENT INFORMATION

The Group is mainly engaged in the business of smart wearable technology development. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer of the Group, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s CODM. During the years ended December 31, 2015, 2016 and 2017, the Group identified two operating segments. Those segments include Xiaomi Wearable Products and Self-branded products and others. The wearable products segment comprise of sales of Xiaomi-branded products. The self-branded products and others segment comprises of self-branded products. Both Xiaomi Wearable Product and Self-branded products and others have been identified as reportable segments.

The Group operates mainly in the PRC and most of the Group’s long-lived assets are located in the PRC.

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit. Revenues, cost of revenues and gross profits by segment are presented below. Separate financial information of operating income by segment is not available.

	For the years ended December 31, 2015
	Xiaomi Wearable Products	Self-branded products and others	Total
	RMB	RMB	RMB
Revenues	870,766	25,692	896,458
Cost of revenues	762,211	23,656	785,867
Gross Profit	108,555	2,036	110,591

	For the years ended December 31, 2016
	Xiaomi Wearable Products	Self-branded products and others	Total
	RMB	RMB	RMB
Revenues	1,434,136	122,340	1,556,476
Cost of revenues	1,182,646	97,678	1,280,324
Gross Profit	251,490	24,662	276,152

	For the years ended December 31, 2017
	Xiaomi Wearable Products	Self-branded products and others	Total
	RMB	RMB	RMB
Revenues	1,614,512	434,384	2,048,896
Cost of revenues	1,232,792	321,402	1,554,194
Gross Profit	381,720	112,982	494,702

The Group does not evaluate its segment on a fully allocated cost basis nor does the Group keeps track of segment assets separately.